United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	September 8, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	116610 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      429    22000 SH       SOLE                    15700             13800
Nuevo Financing CV PFD A       PFD CV           670511203      426    14250 SH       SOLE                     9850              4400
USX CV PFD A                   PFD CV           902905819     1254    25100 SH       SOLE                    14600             17100
AGL Resources Inc.             COM              001204106     2079    90300 SH       SOLE                    28400             74900
AOL Time Warner Inc.           COM              00184A105      268     8340 SH       SOLE                     2340              6000
Abbott Laboratories            COM              002824100     2840    50950 SH       SOLE                    23900             33050
Affiliated Managers Grp        COM              008252108      254     3600 SH       SOLE                                       3600
Allegheny Energy               COM              017361106      808    22300 SH       SOLE                     2400             19900
American Express               COM              025816109     2834    79405 SH       SOLE                    27700             60205
American Home Prods.           COM              026609107      215     3500 SH       SOLE                                       3500
American Int'l Group           COM              026874107     2929    36884 SH       SOLE                    10241             26643
American Tower Systems         COM              029912201     1305   137800 SH       SOLE                    31600            106200
Amgen                          COM              031162100      251     4440 SH       SOLE                      500              3940
Anadarko Pete                  COM              032511107     1648    28981 SH       SOLE                     6600             22381
Analog Devices                 COM              032654105      311     7000 SH       SOLE                                       7000
Atmos Energy                   COM              049560105      710    33400 SH       SOLE                    13800             31600
Automatic Data Proc            COM              053015103      472     8020 SH       SOLE                                       8020
AvalonBay REIT                 COM              053484101     3152    66632 SH       SOLE                    23596             49950
BP Amoco PLC ADR               COM              055622104      516    11086 SH       SOLE                     5394              5692
BankNorth Group, Inc.          COM              06646R107      337    14982 SH       SOLE                                      14982
BellSouth                      COM              079860102      713    18692 SH       SOLE                     8000             10692
Berkshire Hathaway CL B        COM              084670207      555      220 SH       SOLE                       42               178
Chateau Communities            COM              161726104     1558    52122 SH       SOLE                    21600             38522
ChevronTexaco Corp.            COM              166764100      276     3080 SH       SOLE                      800              2280
Cintas Corp                    COM              172908105     1052    21925 SH       SOLE                                      21925
Cisco Systems                  COM              17275R102      447    24666 SH       SOLE                     3800             20866
Citigroup                      COM              172967101      537    10644 SH       SOLE                     5066              5578
Clear Channel                  COM              184502102      733    14400 SH       SOLE                     2000             12400
Comcast CL A                   COM              200300101      760    21100 SH       SOLE                     3800             17300
Comcast CL A SPL               COM              200300200      607    16850 SH       SOLE                     3800             13050
Costco Wholesale Corp.         COM              22160K105      473    10650 SH       SOLE                                      10650
Cox Communications             COM              224044107      813    19400 SH       SOLE                     8000             11400
Crown Castle Int'l             COM              228227104      744    69650 SH       SOLE                    24500             45150
Darden Restaurants             COM              237194105      306     8653 SH       SOLE                     1253              7400
Delphi Automotive Systems      COM              247126105     1220    89300 SH       SOLE                    33500             75800
Devon Energy                   COM              25179M103     2077    53737 SH       SOLE                    15299             38438
Diebold Inc.                   COM              253651103     3304    81700 SH       SOLE                    29000             62700
DuPont                         COM              263534109     2512    59090 SH       SOLE                    16300             47290
Duke Realty Corp.              COM              264411505     1865    76650 SH       SOLE                    30250             57400
EMC Corp.                      COM              268648102      177    13200 SH       SOLE                     2800             10400
EOG Resources, Inc.            COM              26875P101     4586   117257 SH       SOLE                    34907             94350
Energy East Corp.              COM              29266M109     1522    80156 SH       SOLE                    28894             64262
Exxon Mobil                    COM              30231G102      734    18682 SH       SOLE                                      18682
Fleet Boston Fin'l             COM              339030108      864    23666 SH       SOLE                    14800             15866
Ford Motor Company             COM              345370860     1215    77283 SH       SOLE                    30101             59244
GATX Corp                      COM              361448103     1655    50900 SH       SOLE                    14300             42600
General Electric               COM              369604103     3261    81369 SH       SOLE                    29800             51569
General Mills                  COM              370334104     1041    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     3049    91275 SH       SOLE                    29400             69875
Halliburton Co.                COM              406216101      601    45850 SH       SOLE                    19000             34850
Haverty Furniture              COM              419596101     4409   266400 SH       SOLE                    82400            206000
Home Depot Inc.                COM              437076102     2349    46055 SH       SOLE                     9450             36605
Honeywell Int'l                COM              438516106      913    27000 SH       SOLE                     7800             19200
Immunex Corp.                  COM              452528102     2505    90400 SH       SOLE                    37600             65800
Int'l Bus Machines             COM              459200101      290     2397 SH       SOLE                                       2397
Intel                          COM              458140100      765    24310 SH       SOLE                     2800             21510
JP Morgan Chase & Co.          COM              46625H100      280     7715 SH       SOLE                     3000              4715
Johnson & Johnson              COM              478160104     1780    30120 SH       SOLE                     9000             21120
Kimberly-Clark                 COM              494368103     2559    42800 SH       SOLE                    15400             32400
Laclede Group Inc.             COM              505597104      786    32900 SH       SOLE                    18000             26900
Lafarge North America Inc.     COM              505862102     2130    56700 SH       SOLE                    27700             41000
Liberty Media Corp. CL A       COM              530718105     1436   102600 SH       SOLE                    36300             79300
Massbank                       COM              576152102      465    12999 SH       SOLE                     4333              8666
Medtronic Inc.                 COM              585055106      826    16125 SH       SOLE                     1000             15125
Merck & Co.                    COM              589331107     1920    32647 SH       SOLE                    12920             19727
Microsoft                      COM              594918104     1852    27951 SH       SOLE                     5500             22451
Mitchell Energy & Dev          COM              606592202      326     6125 SH       SOLE                                       6125
Northeast Utilities            COM              664397106     1499    85008 SH       SOLE                    18810             66198
Nthwest Natural Gas            COM              667655104     1459    57200 SH       SOLE                    21700             45500
Paychex Inc                    COM              704326107     1292    37061 SH       SOLE                     3937             33124
Peoples Energy                 COM              711030106     1164    30700 SH       SOLE                     8600             29600
Pepsico Inc.                   COM              713448108      201     4120 SH       SOLE                      800              3320
Pfizer Inc.                    COM              717081103     1465    36775 SH       SOLE                    15925             20850
Pharmacia Corp.                COM              716941109      216     5070 SH       SOLE                     3570              1500
Progress Energy                COM              743263105      223     4951 SH       SOLE                     2932              2019
Questar Corp.                  COM              748356102     2588   103300 SH       SOLE                    31800             82500
Regions Financial              COM              758940100     2613    87290 SH       SOLE                    32270             70320
Robert Mondavi CL A            COM              609200100      665    17500 SH       SOLE                     2000             15500
SBC Communications             COM              78387G103      241     6149 SH       SOLE                                       6149
SCANA Corp.                    COM              80589M102     1729    62137 SH       SOLE                    23205             47932
Schering Plough                COM              806605101     2500    69800 SH       SOLE                    22350             54450
Schlumberger, Ltd.             COM              806857108     1986    36150 SH       SOLE                    10650             29500
Stryker                        COM              863667101      222     3800 SH       SOLE                                       3800
Swift Energy                   COM              870738101      765    37885 SH       SOLE                    12525             34080
Sysco                          COM              871829107      619    23600 SH       SOLE                     4000             19600
TECO Energy                    COM              872375100      307    11700 SH       SOLE                     2500              9200
The Allstate Corp.             COM              020002101     1956    58028 SH       SOLE                    22900             42128
Verizon Communications         COM              92343V104      836    17621 SH       SOLE                     1830             15791
Visteon                        COM              92839U107     1532   101839 SH       SOLE                    23900             77939
Vodafone Group PLC             COM              92857W100      356    13865 SH       SOLE                     4500              9365
WGL Holdings Inc.              COM              92924F106      270     9300 SH       SOLE                                       9300
Int'l Business Mach            COM              459200101     1585    13104 SH       SOLE                    13104
Warren Bancorp Inc.            COM              934710104      435    46000 SH       SOLE                                      46000